BASIS OF PREPARATION (Details)	Dec. 31, 2021 factory vehicles	Nov. 23, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 7,485,000
Number of factories launched | factory	2
Number of vehicles planned for production | vehicles	2
Convertible notes
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 646,036,000